Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income taxes
14.	Income taxes

The Company and its subsidiaries file a consolidated federal income tax return as well as combined state income tax returns in certain jurisdictions. In other jurisdictions, the Company and its subsidiaries file separate company state and local income tax returns.

The provision (benefit) for income taxes from continuing operations consists of (in millions):

	For the year ended December 31,
	2011	2010	2009
Current:
U.S. federal	$63.0	$40.0	$73.2
U.S. state and local	5.2	9.3	13.1
Non U.S.	0.8	0.2	0.2

	69.0	49.5	86.5

Deferred:
U.S. federal	$(0.9)	$13.6	13.3
U.S. state and local	4.2	(1.8)	(4.9)
Non U.S.	(0.8)	(3.3)	(13.7)

	2.5	8.5	(5.3)

Provision for income taxes	$71.5	$58.0	$81.2

The following table reconciles income tax expense (benefit) from continuing operations at the U.S. federal statutory rate to the Company's Income tax expense (in millions):

	For the year ended December 31,
	2011	2010	2009
U.S. federal income tax expense at statutory rate	$65.5	$52.5	$81.5
U.S. state and local income tax expense, net of U.S. federal income tax effect	6.0	4.9	5.4

Non U.S.	0.0	0.0	0.2
Nondeductible charges	1.0	1.0	1.2
Recognition of purchased federal net operating losses	0.0	0.0	(5.7)
Other, net	(1.0)	(0.4)	(1.4)

Income tax expense	$71.5	$58.0	$81.2

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when such differences are expected to reverse. Significant components of the Company's deferred tax assets and liabilities are as follows (in millions):

	December 31,
	2011	2010
Deferred tax assets:
Employee compensation and benefit plans	$33.5	$37.1
Fixed assets and other amortizable assets	13.1	3.9
Lease loss and other reserves	4.6	2.5
Valuation of investments	4.2	4.5
Tax credit and loss carryforwards	33.7	37.3
Less: Valuation allowance on tax credit and loss carryforwards	(8.8)	(9.0)

Total deferred tax assets	80.3	76.3

Deferred tax liabilities
Employee compensation and benefit plans	0.1	—
Fixed assets and other amortizable assets	28.1	21.3
Valuation of investments	8.1	7.8
Tax credit and loss carryforwards	17.8	17.1

Total deferred tax liabilities	54.0	46.2

Net deferred tax assets	$26.3	$30.1

At December 31, 2011 and 2010, the Company had U.S. federal net operating loss carryforwards, resulting from acquisitions, of $31.3 million and $32.5 million, respectively. The Company recorded a related deferred income tax asset of $11.2 million and $11.4 million as of December 31, 2011 and 2010, and an offsetting valuation allowance of $7.0 million in each year which represents the portion of these net operating loss carryforwards that are considered more likely than not to expire unutilized. Prior to 2009 the Company had recorded a valuation allowance for substantially all of these loss carryforwards, but reversed a portion of the valuation allowance during 2009 as a component of such loss carryforwards are now expected to be utilized based upon the profitability of the acquired entities. These carryforwards are subject to annual limitations on utilization and will begin to expire in 2019.

At December 31, 2011 and 2010, the Company had state net operating loss carryforwards of $168.6 million and $612.2 million, respectively of which $25.9 million and $29.6 million resulted from acquisitions. The Company recorded a related deferred income tax asset of $2.6 million and $7.5 million as of December 31, 2011 and 2010, respectively, and an offsetting valuation allowance of $1.6 million in each year which represents the portion of these net operating loss carryforwards that are considered more likely than not to expire unutilized. Prior to 2009 the Company had recorded a valuation allowance for substantially all of these state loss carryforwards, but reversed a portion of the valuation allowance during 2009 as a portion of such loss carryforwards are now expected to be utilized based upon the current structure and expected profitability of certain of the Company's subsidiaries. Certain of these carryforwards are subject to annual limitations on utilization and they will begin to expire in 2012.

At December 31, 2011, the Company had non U.S. net operating loss carryforwards of $63.7 million as compared to $60.0 million in the prior year. The Company recorded a foreign deferred income tax asset of $17.8 million and $17.1 million for these loss carryforwards as of December 31, 2011 and 2010, respectively, along with an offsetting U.S. federal deferred tax liability of $17.8 million and $17.1 million for the expected future reduction in U.S. foreign tax credits associated with the use of the non U.S. loss carryforwards. These non U.S. net operating losses may be carried forward indefinitely.

At December 31, 2011, the Company had $2.8 million of unrecognized tax benefits, all of which would affect the Company's effective tax rate if recognized.

As of December 31, 2011, the Company is subject to U.S. Federal income tax examinations for the tax years 2006 through 2010, and to non U.S. income tax examinations for the tax years of 2006 through 2010. In addition, the Company is subject to state and local income tax examinations in various jurisdictions for the tax years 2003 through 2010. The final outcome of these examinations is not yet determinable. However, the Company anticipates that adjustments to the unrecognized tax benefits, if any, will not result in a material change to the results of operations or financial condition.

The Company's policy for recording interest and penalties associated with tax audits is to record such items as a component of Income from continuing operations before income taxes. Penalties are recorded in Other expenses and interest paid or received is recorded in Interest expense and Interest, net, in the Consolidated Statements of Operations.